Expense Example - Institutional - Vanguard Emerging Markets Stock Index Fund	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Plus Shares 1 Year	Institutional Plus Shares 3 Years	Institutional Plus Shares 5 Years	Institutional Plus Shares 10 Years
USD ($)	10	32	56	128	8	26	45	103